COMPANY INFORMATION	12 Months Ended
Dec. 31, 2013
Accounting Policies [Abstract]
COMPANY INFORMATION
1.	COMPANY INFORMATION

Melco Crown Entertainment Limited (the “Company”) was incorporated in the Cayman Islands on December 17, 2004 and completed an initial public offering of its ordinary shares in the United States of America in December 2006. The Company’s American depository shares (“ADS”) are traded on the NASDAQ Global Select Market under the symbol “MPEL”. On December 7, 2011, the Company completed a dual primary listing in the Hong Kong Special Administrative Region of the People’s Republic of China (“Hong Kong”) and listed its ordinary shares on the Main Board of The Stock Exchange of Hong Kong Limited (the “Hong Kong Stock Exchange”) by way of introduction, under the stock code of “6883”.

The Company together with its subsidiaries (collectively referred to as the “Group”) is a developer and owner of casino gaming and entertainment resort facilities in Asia. The Group currently operates Altira Macau, a casino hotel located at Taipa, the Macau Special Administrative Region of the People’s Republic of China (“Macau”), City of Dreams, an integrated urban casino resort located at Cotai, Macau and Taipa Square Casino, a casino located at Taipa, Macau. The Group business also includes the Mocha Clubs, which comprise the non-casino based operations of electronic gaming machines in Macau. The Group is also developing Studio City, a cinematically-themed integrated entertainment, retail and gaming resort in Cotai, Macau. In the Philippines, Melco Crown (Philippines) Resorts Corporation (“MCP”), an indirect majority owned subsidiary of the Company whose common shares are listed on the Philippines Stock Exchange under the stock code of “MCP” together with MCP’s subsidiaries (collectively referred to as the “MCP Group”), has been cooperating with certain Philippine Parties as defined in Note 21(a) to develop and operate the Philippines Project which was subsequently branded as City of Dreams Manila, a casino, hotel, retail and entertainment integrated resort in the Entertainment City complex in Manila.

As of December 31, 2013 and 2012, the major shareholders of the Company are Melco International Development Limited (“Melco”), a company listed in Hong Kong, and Crown Resorts Limited (formerly known as Crown Limited, or “Crown”), an Australian-listed corporation.